Business Combination (Details) - Schedule of purchase price - CMI Transaction [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination (Details) - Schedule of purchase price [Line Items]
Cash	$ 1,999,770	$ 1,999,770
Common stock	6,776,617	6,776,617
Total purchase price	$ 8,776,387	$ 8,776,387